Shareholder Report, Holdings (Details)	Sep. 30, 2024
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | SPGN TFLM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | OBX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | JP Morgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | ACHV ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Deephaven Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | OneMain Financial Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | SPGN TFLM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | OBX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | JP Morgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | ACHV ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Deephaven Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | OneMain Financial Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Institutional Class [Member] | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Institutional Class [Member] | SPGN TFLM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional Class [Member] | OBX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional Class [Member] | JP Morgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional Class [Member] | ACHV ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | Deephaven Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | OneMain Financial Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Institutional Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Columbia Short Term Bond Fund - Institutional Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Short Term Bond Fund - Institutional Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Short Term Bond Fund - Institutional Class [Member] | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Term Bond Fund - Institutional Class [Member] | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Institutional Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Term Bond Fund - Institutional Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Short Term Bond Fund - Institutional Class [Member] | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Short Term Bond Fund - Institutional Class [Member] | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Short Term Bond Fund - Institutional Class [Member] | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Short Term Bond Fund - Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Short Term Bond Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C [Member] | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Class C [Member] | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Class C [Member] | SPGN TFLM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class C [Member] | OBX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class C [Member] | JP Morgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class C [Member] | ACHV ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C [Member] | Deephaven Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C [Member] | OneMain Financial Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Class C [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Columbia Short Term Bond Fund - Class C [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Short Term Bond Fund - Class C [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Short Term Bond Fund - Class C [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Short Term Bond Fund - Class C [Member] | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Term Bond Fund - Class C [Member] | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Class C [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Term Bond Fund - Class C [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Short Term Bond Fund - Class C [Member] | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Short Term Bond Fund - Class C [Member] | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Short Term Bond Fund - Class C [Member] | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Short Term Bond Fund - Class C [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Short Term Bond Fund - Class C [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Advisor Class [Member] | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Advisor Class [Member] | SPGN TFLM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Advisor Class [Member] | OBX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Advisor Class [Member] | JP Morgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Advisor Class [Member] | ACHV ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | Deephaven Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | OneMain Financial Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Advisor Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Columbia Short Term Bond Fund - Advisor Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Short Term Bond Fund - Advisor Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Short Term Bond Fund - Advisor Class [Member] | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Term Bond Fund - Advisor Class [Member] | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Advisor Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Term Bond Fund - Advisor Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Short Term Bond Fund - Advisor Class [Member] | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Short Term Bond Fund - Advisor Class [Member] | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Short Term Bond Fund - Advisor Class [Member] | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Short Term Bond Fund - Advisor Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Short Term Bond Fund - Advisor Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Advisor Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A [Member] | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Class A [Member] | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Class A [Member] | SPGN TFLM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class A [Member] | OBX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class A [Member] | JP Morgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class A [Member] | ACHV ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A [Member] | Deephaven Residential Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A [Member] | OneMain Financial Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Class A [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Columbia Short Term Bond Fund - Class A [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Short Term Bond Fund - Class A [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Short Term Bond Fund - Class A [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Short Term Bond Fund - Class A [Member] | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Term Bond Fund - Class A [Member] | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Class A [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Term Bond Fund - Class A [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Short Term Bond Fund - Class A [Member] | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Short Term Bond Fund - Class A [Member] | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Short Term Bond Fund - Class A [Member] | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Short Term Bond Fund - Class A [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Short Term Bond Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%